Additional Information on RSUs (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 28, 2012	Dec. 30, 2011
Reconciliation of Restricted Stock Activity [Line Items]
Share-based compensation expense (in millions)	$ 116.0		$ 94.0	$ 103.0
Restricted Stock Units
Reconciliation of Restricted Stock Activity [Line Items]
Share-based compensation expense (in millions)	101.0		83.0	90.0
Weighted average grant-date fair value (per unit)	$ 38	[1]	$ 35	$ 40
Aggregate intrinsic value of converted and distributed Marriott RSUs (in millions)	$ 125		$ 91	$ 113

[1]	Includes 0.2 million S&P RSUs granted to named executive officers.